Quarterly Results of Operations - Schedule of Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 327,742	$ 381,975	$ 342,907	$ 362,130	$ 328,791	$ 392,547	$ 375,830	$ 379,743	$ 326,968	$ 1,415,803	$ 1,475,088	$ 1,513,779
Cost of services sold	222,693	260,726	222,448	240,749	237,153	256,088	238,690	253,390	243,030	961,076	991,198	1,023,476
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		(2,259)	5,513	7,333	316	(81,987)	(13,667)	5,951	(28,519)			256,461
Net loss attributable to MDC Partners Inc.	$ 1,003	$ (7,678)	$ (1,752)	$ 4,290	$ (113)	$ (87,872)	$ (16,125)	$ 3,406	$ (29,416)	$ (5,253)	$ (130,007)	$ 241,086
Earnings Per Share, Basic		$ (0.14)	$ (0.07)	$ 0.01	$ (0.04)	$ (1.57)	$ (0.32)	$ 0.02	$ (0.56)
Earnings Per Share, Diluted		$ (0.14)	$ (0.07)	$ 0.01	$ (0.04)	$ (1.57)	$ (0.32)	$ 0.02	$ (0.56)